Note 15 - Financial Instruments (Details Textual) $ in Thousands			12 Months Ended
	Jul. 15, 2019 USD ($)	Jan. 17, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Assets Held-for-sale, Not Part of Disposal Group, Total			$ 55,581
Assets Held-for-sale, Long Lived, Fair Value Disclosure			43,271
Impairment of Long-Lived Assets to be Disposed of			12,310
Equity Method Investments			22,450
Equity Method Investments, Fair Value Disclosure			19,306
Equity Method Investment, Other than Temporary Impairment			$ 3,144
Increase (Decrease) in Volatility Rate Applied			5.00%	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value			15.20%	2.60%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.32	1.1
Interest Rate Swap [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain		$ 213
Derivative Instruments Not Designated as Hedging Instruments, Loss	$ 205
The 2014 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				424,923
Class B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			4,200,000